Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties [Table Text Block]
	2024	2023	2022
Consulting and management fees	$654,919	$657,390	$694,716
Share-based compensation expense	-	1,044,397	-